UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value
Auto Components — 1.8%
Delphi Debtor-in-Possession Holding Co. LLP (b):
Class B Membership Interests		26,002	$528,332
Class B Membership Interests		60,671	1,201,167
			1,729,499
Media — 0.0%
Adelphia Recovery Trust		396,568	40
Software — 0.0%
Bankruptcy Management Solutions, Inc.		84	—
Total Common Stocks – 1.8%			1,729,539

Corporate Bonds	Par (000)
Airlines — 0.8%
Continental Airlines, Inc., Series 2010-1-A, 4.75%, 1/12/21	USD	435	432,825
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		49	51,624
US Airways Pass-Through Trust, 10.88%, 10/22/14		250	245,000
			729,449
Auto Components — 0.8%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		75	68,250
Icahn Enterprises LP, 8.00%, 1/15/18		670	683,400
			751,650
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	50	67,185
7.13%, 8/15/18 (b)		142	190,805
			257,990
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	104	105,112
Building Products — 0.4%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		210	217,350
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		175	125,125
9.00%, 1/15/21		95	67,688
			410,163

Corporate Bonds	Par (000)		Value
Capital Markets — 3.2%
Credit Suisse AG, 5.40%, 1/14/20	USD	480	$438,323
E*Trade Financial Corp.:
12.50%, 11/30/17 (c)		390	440,700
Series A, 0.00%, 8/31/19 (d)(e)		100	88,750
The Goldman Sachs Group, Inc.:
6.15%, 4/01/18		25	24,971
7.50%, 2/15/19		125	133,405
5.38%, 3/15/20		225	212,265
6.00%, 6/15/20		250	243,979
5.25%, 7/27/21		325	300,144
KKR Group Finance Co., 6.38%, 9/29/20 (b)		170	174,648
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	304,945
Morgan Stanley:
5.50%, 1/26/20		425	374,565
5.50%, 7/28/21		300	261,717
			2,998,412
Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15		180	174,375
Ashland, Inc., 9.13%, 6/01/17		120	133,200
Celanese US Holdings LLC, 5.88%, 6/15/21		650	661,375
Chemtura Corp., 7.88%, 9/01/18		140	143,150
Hexion US Finance Corp., 9.00%, 11/15/20		115	90,275
Huntsman International LLC, 8.63%, 3/15/21		65	65,975
Ineos Finance Plc, 9.00%, 5/15/15 (b)		155	156,162
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	109	128,888
Kraton Polymers LLC, 6.75%, 3/01/19	USD	45	41,625
Lyondell Chemical Co., 11.00%, 5/01/18		639	688,843
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		65	66,300
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		65	63,538
PolyOne Corp., 7.38%, 9/15/20		80	81,600
Solutia, Inc., 7.88%, 3/15/20		225	239,625
TPC Group LLC, 8.25%, 10/01/17		125	124,687
			2,859,618
Commercial Banks — 4.5%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	624,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Barclays Bank Plc, 5.14%, 10/14/20	USD	450	$368,880
CIT Group, Inc.:
7.00%, 5/01/15		150	150,000
CIT Group, Inc. (concluded):
7.00%, 5/02/16 (b)		549	542,137
7.00%, 5/01/17		806	797,857
7.00%, 5/02/17 (b)		285	280,725
HSBC Bank USA NA, 4.88%, 8/24/20		550	507,711
HSBC Holdings Plc, 5.10%, 4/05/21		350	361,526
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (b)		100	95,514
Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	476,652
			4,205,002
Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15		195	215,962
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		204	204,304
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		26	23,140
Mobile Mini, Inc., 7.88%, 12/01/20		135	135,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		240	262,200
8.25%, 2/01/21		310	294,500
West Corp., 8.63%, 10/01/18		50	49,875
			1,184,981
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)		75	74,250
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	100	120,933
Consumer Finance — 0.6%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	230	235,175
Ford Motor Credit Co. LLC, 7.80%, 6/01/12		250	257,547
Springleaf Finance Corp., 6.90%, 12/15/17		170	114,325
			607,047
Containers & Packaging — 1.4%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	336,261
Berry Plastics Corp., 8.25%, 11/15/15	USD	45	47,700
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	100	110,183
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	143,775
Pregis Corp., 12.38%, 10/15/13		170	158,100

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Rock-Tenn Co., 9.25%, 3/15/16	USD	20	$21,200
Sealed Air Corp., 8.38%, 9/15/21 (b)		95	101,412
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	190	260,409
7.75%, 11/15/19	EUR	130	176,428
			1,355,468
Diversified Financial Services — 6.8%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	400	405,000
6.25%, 12/01/17		30	27,567
8.00%, 3/15/20		60	59,175
7.50%, 9/15/20		550	531,437
8.00%, 11/01/31		1,380	1,297,677
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		165	168,713
Bank of America Corp.:
4.50%, 4/01/15		375	348,606
6.50%, 8/01/16		410	396,353
5.75%, 12/01/17		340	310,117
5.00%, 5/13/21		250	211,711
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	100	108,840
9.88%, 4/30/18	GBP	100	127,081
Citigroup, Inc., 8.13%, 7/15/39	USD	55	63,698
DPL, Inc., 7.25%, 10/15/21 (b)		290	305,225
FCE Bank Plc, 4.75%, 1/19/15	EUR	308	397,305
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)	USD	225	223,879
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	179,555
5.60%, 7/15/41		175	183,816
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16	EUR	150	197,524
8.75%, 10/15/16 (b)	USD	306	315,945
7.88%, 8/15/19 (b)		180	180,900
6.88%, 2/15/21 (b)		140	133,700
WMG Acquisition Corp. (b):
9.50%, 6/15/16		45	47,250
11.50%, 10/01/18		210	206,850
			6,427,924
Diversified Telecommunication Services — 2.0%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	125,938
France Telecom SA, 4.13%, 9/14/21		100	97,518
Qwest Communications International, Inc.:
7.50%, 2/15/14		600	603,750
Series B, 7.50%, 2/15/14		380	382,375
Qwest Corp., 8.38%, 5/01/16		270	306,112
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	223,123
Windstream Corp.:
8.13%, 8/01/13		45	47,588
7.88%, 11/01/17		65	67,925
			1,854,329

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 2.0%
Progress Energy, Inc., 7.75%, 3/01/31	USD	1,000	$1,392,509
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	400	456,858
			1,849,367
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	45	51,075
Energy Equipment & Services — 3.8%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		60	60,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		145	139,925
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		55	54,725
Ensco Plc, 4.70%, 3/15/21		425	431,362
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		125	118,750
Forbes Energy Services Ltd., 9.00%, 6/15/19		130	120,900
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		640	644,800
Key Energy Services, Inc., 6.75%, 3/01/21		160	158,200
MEG Energy Corp., 6.50%, 3/15/21 (b)		330	331,650
Oil States International, Inc., 6.50%, 6/01/19		115	115,575
Peabody Energy Corp., 6.25%, 11/15/21 (b)		970	977,275
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		80	78,400
Transocean, Inc., 6.38%, 12/15/21 (f)		310	309,832
			3,541,394
Food Products — 1.2%
Darling International, Inc., 8.50%, 12/15/18		90	99,000
Kraft Foods, Inc.:
6.50%, 8/11/17		600	703,677
6.13%, 8/23/18		250	291,076
			1,093,753
Health Care Equipment & Supplies — 1.7%
CareFusion Corp., 6.38%, 8/01/19		195	228,496
DJO Finance LLC:
10.88%, 11/15/14		830	782,275
7.75%, 4/15/18		40	32,100
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		39	34,807
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	456,125

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	105	$106,181
			1,639,984
Health Care Providers & Services — 6.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	141,750
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	253,959
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	285,540
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	38	39,425
HCA, Inc.:
8.50%, 4/15/19		40	43,200
6.50%, 2/15/20		730	726,350
7.88%, 2/15/20		35	36,838
7.25%, 9/15/20		805	827,137
7.50%, 2/15/22		275	270,875
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		150	150,938
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		270	224,775
INC Research LLC, 11.50%, 7/15/19 (b)		145	130,500
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		140	132,650
Omnicare, Inc., 7.75%, 6/01/20		260	273,975
Symbion, Inc., 8.00%, 6/15/16 (b)		125	115,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		665	748,125
6.25%, 11/01/18 (b)		120	118,200
8.88%, 7/01/19		195	212,550
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,154,297
			5,886,709
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	735,900
Hotels, Restaurants & Leisure — 1.3%
Diamond Resorts Corp., 12.00%, 8/15/18		310	293,725
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		50	44,125
MGM Resorts International:
10.38%, 5/15/14		750	840,000
11.13%, 11/15/17		65	72,719
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		50	5
			1,250,574
Household Durables — 1.6%
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(h)		314	215,227
Beazer Homes USA, Inc., 12.00%, 10/15/17		280	291,200

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Ryland Group, Inc., 6.63%, 5/01/20	USD	165	$145,612
Standard Pacific Corp.:
10.75%, 9/15/16		565	576,300
8.38%, 1/15/21		105	96,863
United Rentals North America, Inc., 8.38%, 9/15/20		160	157,600
			1,482,802
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	119,589
Independent Power Producers & Energy Traders — 2.5%
AES Corp., 7.38%, 7/01/21 (b)	USD	230	239,775
Calpine Corp. (b):
7.25%, 10/15/17		80	81,600
7.50%, 2/15/21		70	71,400
7.88%, 1/15/23		235	242,637
Energy Future Holdings Corp., 10.00%, 1/15/20		1,005	1,030,125
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		128	131,840
NRG Energy, Inc., 7.63%, 1/15/18		570	561,450
			2,358,827
Industrial Conglomerates — 1.5%
Sequa Corp. (b):
11.75%, 12/01/15		460	486,450
13.50%, 12/01/15		854	911,921
			1,398,371
Insurance — 3.0%
American International Group, Inc., 6.40%, 12/15/20		1,130	1,105,787
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		130	136,500
Genworth Financial, Inc., 7.63%, 9/24/21		150	136,064
Lincoln National Corp., 8.75%, 7/01/19		575	672,730
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		90	79,200
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	268,436
Prudential Financial, Inc., 5.38%, 6/21/20		400	413,972
			2,812,689
IT Services — 1.8%
First Data Corp. (b):
7.38%, 6/15/19		380	357,200
8.88%, 8/15/20		195	195,000
8.25%, 1/15/21		155	134,075
12.63%, 1/15/21		229	188,925
SunGard Data Systems, Inc.:
10.63%, 5/15/15		295	311,225
7.38%, 11/15/18		280	275,800
7.63%, 11/15/20		220	217,800
			1,680,025

Corporate Bonds	Par (000)		Value
Machinery — 0.7%
AGY Holding Corp., 11.00%, 11/15/14	USD	220	$138,600
Navistar International Corp.:
3.00%, 10/15/14 (e)		330	351,862
8.25%, 11/01/21		54	56,295
SPX Corp., 6.88%, 9/01/17		65	68,250
			615,007
Media — 14.5%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		80	84,600
Affinion Group, Inc., 7.88%, 12/15/18		290	241,425
CCH II LLC, 13.50%, 11/30/16		289	333,567
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		80	58,000
Checkout Holding Corp., 10.69%, 11/15/15 (b)(d)		245	121,275
Cinemark USA, Inc., 8.63%, 6/15/19		60	64,500
Clear Channel Communications, Inc., 9.00%, 3/01/21		300	247,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		374	391,765
Series B, 9.25%, 12/15/17		1,899	1,998,698
DIRECTV Holdings LLC, 6.00%, 8/15/40		175	182,053
DISH DBS Corp., 7.00%, 10/01/13		201	210,548
Gray Television, Inc., 10.50%, 6/29/15		270	251,100
Intelsat Luxemburg SA, 11.50%, 2/04/17 (c)		100	91,750
Interactive Data Corp., 10.25%, 8/01/18		340	363,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	51,581
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	237	312,088
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		125	169,028
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	142,875
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	150	195,508
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	270	281,475
NBC Universal Media LLC, 6.40%, 4/30/40		530	607,183
The New York Times Co., 6.63%, 12/15/16		500	505,000
News America, Inc., 6.20%, 12/15/34		1,500	1,575,293
Nielsen Finance LLC, 7.75%, 10/15/18		765	808,988
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	143,554

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	130	$104,000
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,284,874
Time Warner Cable, Inc., 5.88%, 11/15/40		410	420,568
UPC Holding BV, 9.88%, 4/15/18 (b)		200	206,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	292	353,124
Unitymedia GmbH:
9.63%, 12/01/19		50	68,697
9.63%, 12/01/19 (b)		190	261,047
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17		210	289,231
8.13%, 12/01/17	USD	200	206,500
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		200	211,000
7.00%, 1/15/18	GBP	100	163,950
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	165	215,613
Ziggo Finance BV, 6.13%, 11/15/17 (b)		295	386,482
			13,604,240
Metals & Mining — 3.3%
Barrick Gold Corp., 2.90%, 5/30/16	USD	225	229,238
Barrick North America Finance LLC, 5.70%, 5/30/41		250	272,666
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)		25	22,938
Goldcorp, Inc., 2.00%, 8/01/14 (e)		220	297,275
New World Resources NV:
7.88%, 5/01/18	EUR	65	80,353
7.88%, 5/01/18 (b)		76	93,952
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	244,522
Series A, 1.25%, 7/15/14 (e)		200	311,250
Novelis, Inc., 8.75%, 12/15/20		1,195	1,260,725
Taseko Mines Ltd., 7.75%, 4/15/19		150	135,750
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	161,000
			3,109,669
Multiline Retail — 1.3%
Dollar General Corp., 11.88%, 7/15/17 (c)		1,135	1,254,175
Oil, Gas & Consumable Fuels — 13.7%
Alpha Natural Resources, Inc.,
6.25%, 6/01/21		165	157,575
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	408,197
6.38%, 9/15/17		75	85,958

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc.:
7.25%, 10/01/20	USD	205	$200,900
7.25%, 6/15/21 (b)		305	295,850
Berry Petroleum Co., 8.25%, 11/01/16		100	103,000
Bill Barrett Corp., 9.88%, 7/15/16		10	10,950
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		50	49,625
Chesapeake Energy Corp.:
6.63%, 8/15/20		141	145,935
6.13%, 2/15/21		195	195,488
2.25%, 12/15/38 (e)		275	233,062
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		175	172,594
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		99	105,435
Concho Resources, Inc., 7.00%, 1/15/21		150	156,000
Consol Energy, Inc., 8.25%, 4/01/20		710	763,250
Continental Resources, Inc., 7.13%, 4/01/21		135	145,800
Copano Energy LLC, 7.13%, 4/01/21		120	120,000
Crosstex Energy LP, 8.88%, 2/15/18		65	69,225
Denbury Resources, Inc.:
8.25%, 2/15/20		239	259,614
6.38%, 8/15/21		125	127,500
EV Energy Partners LP, 8.00%, 4/15/19		55	54,450
El Paso Pipeline Partners Operating Co., LLC, 5.00%, 10/01/21		500	497,270
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		145	148,625
7.75%, 6/15/19		320	307,200
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	525,846
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		195	200,850
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		120	121,800
Linn Energy LLC:
6.50%, 5/15/19 (b)		60	57,000
8.63%, 4/15/20		115	120,175
7.75%, 2/01/21		360	360,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		50	51,438
Niska Gas Storage US LLC, 8.88%, 3/15/18		475	463,125
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		1,705	1,619,750
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		115	117,300
6.50%, 11/01/21		110	106,975

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co.:
3.88%, 1/27/16	USD	1,100	$1,116,427
5.88%, 3/01/18		200	212,342
7.88%, 3/15/19		100	116,949
6.88%, 1/20/40		25	27,617
Petrohawk Energy Corp.:
7.25%, 8/15/18		115	128,800
6.25%, 6/01/19		315	344,925
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	208,950
Pioneer Natural Resources Co.:
6.88%, 5/01/18		35	39,228
7.50%, 1/15/20		55	63,794
Plains Exploration & Production Co.:
6.63%, 5/01/21		290	292,900
6.75%, 2/01/22		245	249,900
Precision Drilling Corp., 6.50%, 12/15/21 (b)		105	105,000
Range Resources Corp.:
8.00%, 5/15/19		45	49,950
5.75%, 6/01/21		350	373,625
SM Energy Co., 6.63%, 2/15/19 (b)		45	45,450
SandRidge Energy, Inc., 7.50%, 3/15/21		335	306,525
Western Gas Partners LP, 5.38%, 6/01/21		325	326,316
The Williams Cos., Inc., 8.75%, 3/15/32		200	270,020
			12,836,480
Paper & Forest Products — 2.4%
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	48,375
8.00%, 4/01/20		65	68,413
Clearwater Paper Corp.:
10.63%, 6/15/16		160	177,600
7.13%, 11/01/18		215	222,525
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		355	390,167
International Paper Co.:
7.95%, 6/15/18		220	262,242
7.30%, 11/15/39		5	5,806
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		120	120,600
NewPage Corp., 11.38%, 12/31/14 (a)(g)		845	589,387
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	43,000
Verso Paper Holdings LLC, 11.50%, 7/01/14		297	302,940
			2,231,055
Pharmaceuticals — 1.5%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (b)	EUR	100	134,370
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	65	66,625

	Par
Corporate Bonds	(000)		Value
Pharmaceuticals (concluded)
Jaguar Holding Co. II, 9.50%, 12/01/19 (b)(f)	USD	150	$150,750
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		470	454,725
Wyeth, 6.50%, 2/01/34		500	644,095
			1,450,565
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20		265	267,319
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		345	320,850
HCP, Inc., 5.38%, 2/01/21		225	232,290
The Rouse Co. LP, 6.75%, 11/09/15		145	145,000
			698,140
Real Estate Management & Development — 1.5%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		90	90,675
Realogy Corp.:
11.50%, 4/15/17		130	99,125
12.00%, 4/15/17		35	26,250
7.88%, 2/15/19 (b)		855	735,300
Shea Homes LP, 8.63%, 5/15/19 (b)		445	407,175
			1,358,525
Road & Rail — 1.7%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		155	149,188
Canadian National Railway Co., 6.90%, 7/15/28		500	675,303
The Hertz Corp.:
7.50%, 10/15/18		335	335,837
6.75%, 4/15/19		40	38,800
7.38%, 1/15/21		430	425,700
			1,624,828
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40 (b)		210	241,549
Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	128,700
Best Buy Co., Inc., 5.50%, 3/15/21		75	70,624
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	100	122,368
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	369,600
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	100	122,374
QVC, Inc. (b):
7.13%, 4/15/17	USD	80	83,800
7.50%, 10/01/19		135	143,437
7.38%, 10/15/20		95	100,938

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	115	$119,888
			1,261,729
Tobacco — 0.1%
Altria Group, Inc., 9.25%, 8/06/19		105	135,220
Wireless Telecommunication Services — 3.7%
America Movil SAB de CV:
2.38%, 9/08/16		200	195,325
5.00%, 3/30/20		400	427,464
American Tower Corp., 4.50%, 1/15/18		375	377,574
Cricket Communications, Inc., 7.75%, 5/15/16		480	478,800
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	416,852
Digicel Group Ltd. (b):
8.88%, 1/15/15		170	167,450
9.13%, 1/15/15 (c)		439	432,415
8.25%, 9/01/17		365	359,525
iPCS, Inc., 2.55%, 5/01/13 (i)		20	18,200
SBA Tower Trust, 4.25%, 4/15/40 (b)		325	343,099
Sprint Capital Corp., 6.88%, 11/15/28		140	97,650
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		140	141,050
			3,455,404
Total Corporate Bonds – 100.1%			93,987,292

Floating Rate Loan Interests (i)
Airlines — 0.3%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		274	261,008
Building Products — 0.3%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		245	245,351
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl., Term Loan B, 5.25%, 6/10/16		155	153,090
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		225	225,225
Volume Services America, Inc., Term Loan B, 10.50% – 10.75%, 9/16/16		356	350,609
			728,924
Construction & Engineering — 0.8%
Safway Services, LLC, Mezzanine Loan, 15.63%, 12/16/17		750	750,000

Floating Rate Loan Interests (i)	Par (000)		Value
Consumer Finance — 1.6%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	USD	1,750	$1,517,040
Diversified Consumer Services — 0.5%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		491	457,698
Diversified Consumer Services (concluded)
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14		3	2,991
Term Loan, 2.75% - 2.83%, 7/24/14		32	30,035
			490,724
Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		350	338,625
Incremental Tranche A Term Loan, 2.65%, 3/13/14		200	187,750
			526,375
Energy Equipment & Services — 2.1%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		707	705,402
Gas Co. Term Loan, 9.25%, 8/04/16		1,293	1,302,671
			2,008,073
Food Products — 0.3%
Advance Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		300	298,374
Health Care Providers & Services — 0.8%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		170	166,190
Tranche A Term Loan, 8.50%, 3/02/15		169	165,435
Health Management Associates, Term Loan B, 4.50%, 11/16/18		145	144,336
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 8/04/16		266	260,200
			736,161
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32% - 3.42%, 1/28/15		128	108,939
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.75%, 10/10/17		1,171	762,694

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14	USD	160	$159,600
Media — 3.7%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		484	445,858
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		2,488	2,454,342
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	565,812
			3,466,012
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		671	667,812
Paper & Forest Products — 0.3%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		250	250,938
Pharmaceuticals — 0.1%
Pharmaceutical Products Development, Term Loan B, 6.25%, 11/19/18		145	142,954
Real Estate Investment Trusts (REITs) — 0.5%
istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		496	489,477
Real Estate Management & Development — 0.5%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan C, 4.44%, 10/10/16		61	53,590
Extended Term Loan B, 4.69%, 10/10/16		426	376,794
			430,384
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.18%, 5/29/14		52	45,073
Wireless Telecommunication Services — 1.3%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		803	800,738
PIK Term Loan B, 6.25%, 7/11/16		400	397,000
			1,197,738
Total Floating Rate Loan Interests – 16.3%			15,283,651

Foreign Agency Obligations	Par (000)		Value
Qatar Government International Bond, 4.00%, 1/20/15 (b)	USD	200	$210,300
Total Foreign Agency Obligations – 0.2%			210,300

Other Interests (j)	Beneficial Interest (000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		1	95
Media — 0.0%
Adelphia Communications Corp., Class A		400	1,240
Total Other Interests – 0.0%			1,335

Preferred Securities

Capital Trusts	Par (000)
Capital Markets — 0.1%
State Street Capital Trust IV, 1.35%, 6/15/37 (i)		200	136,286
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (i)		305	170,419
Total Capital Trusts – 0.3%			306,705

Preferred Stocks	Shares
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)		3,277	41,290
Total Preferred Stocks – 0.0%			41,290

Trust Preferreds

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		3,000	57,000
Total Trust Preferreds – 0.1%			57,000
Total Preferred Securities – 0.4%			404,995

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40	USD	300	$363,780
Total Taxable Municipal Bonds – 0.4%			363,780

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (i)		310	329,840
Total US Government Sponsored Agency Securities – 0.4%			329,840

US Treasury Obligations
US Treasury Bonds, 3.75%, 8/15/41		200	227,562
US Treasury Notes:
2.13%, 8/15/21		750	755,098
2.00%, 11/15/21		55	54,656
Total US Treasury Obligations – 1.1%			1,037,316

Warrants (k)	Shares
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		23,560	68,042
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		56	1
Total Warrants – 0.1%			68,043
Total Long-Term Investments (Cost – $113,117,501) – 120.8%			113,416,091

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (l)(m)		587,037	587,037
Total Short-Term Securities (Cost – $587,037) – 0.6%			587,037

Options Purchased	Contracts		Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		6	$—

	Notional Amount (000)
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse International	USD	600	15,776
Total Options Purchased (Cost – $21,729) – 0.0%			15,776
Total Investments (Cost — $113,726,267*) - 121.4%			114,018,904
Liabilities in Excess of Other Assets – (21.4)%			(20,079,535)
Net Assets – 100.0%			$93,939,369

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$113,803,489
Gross unrealized appreciation	$4,126,806
Gross unrealized depreciation	(3,911,391)
Net unrealized appreciation	$215,415

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$150,750	$750
Credit Suisse Securities (USA) LLC	$309,832	$—

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund Institutional Class	891,719	(304,682)	587,037	$125

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
59	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,235,797	$7,263
8	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2012	$1,243,500	(4,578)
Total					$2,685

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
66	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$14,553,000	$(9,407)
44	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$5,691,125	(10,052)
8	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$1,131,000	13,422
Total					$(6,037)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	85,000	USD	133,182	Citibank NA	1/18/12	$119
USD	1,098,743	GBP	705,000	Citibank NA	1/18/12	(6,867)
EUR	193,000	USD	263,042	Deutsche Bank AG	1/25/12	(3,573)
EUR	93,000	USD	125,295	Royal Bank of Scotland Plc	1/25/12	(266)
USD	6,017,757	EUR	4,374,500	Citibank NA	1/25/12	136,675
Total						$126,088

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$110	$8,539
K. Hovanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	$250	66,944
Raytheon Co.	1.00%	Citibank NA	9/20/16	$200	2,563

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows (continued):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
General Dynamics Corp.	1.00%	JPMorgan Chase & Co.	9/20/16	$100	$1,597
General Dynamics Corp.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	$350	3,709
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$500	18,322
Lockheed Martin Corp.	1.00%	Deutsche Bank AG	12/20/16	$625	15,882
Total					$117,556

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	AA-	$375	$(441)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA-	$40	(1,699)
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA-	$160	(5,901)
Metlife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A+	$150	1,162
Metlife, Inc.	1.00%	UBS AG	9/20/15	A+	$175	(4,019)
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B+	$300	(4,013)
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B+	$150	(1,900)
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	9/20/16	B+	$150	(3,179)
Total						$(19,990)

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of November 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
0.63% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/21/13	$9,400	$(2,374)
0.64% (a)	3-month LIBOR	Deutsche Bank AG	10/21/13	$9,400	(175)
Total					$(2,549)

(a)	Fund pays a floating interest rate and receives fixed rate.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$40	—	$1,729,499	$1,729,539
Corporate Bonds	—	$93,987,287	5	93,987,292
Floating Rate Loan Interests	—	12,336,475	2,947,176	15,283,651
Foreign Agency Obligations	—	210,300	—	210,300
Other Interests	—	1,240	95	1,335
Preferred Securities	98,290	306,705	—	404,995
Taxable Municipal Bonds	—	363,780	—	363,780
US Government Sponsored Agency Securities	—	329,840	—	329,840
US Treasury Obligations	—	1,037,316	—	1,037,316
Warrants	—	68,042	1	68,043
Short-Term Securities	587,037	—	—	587,037
Total	$685,367	$108,640,985	$4,676,776	$114,003,128

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$20,685	—	—	$20,685
Credit contracts	—	$134,494	—	134,494
Foreign currency exchange contracts	—	136,794	—	136,794
Liabilities:
Interest rate contracts	(24,037)	(2,549)	—	(26,586)
Credit contracts	—	(20,711)	$(441)	(21,152)
Foreign currency exchange contracts	—	(10,706)	—	(10,706)
Total	$(3,352)	$237,322	$(441)	$233,529

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	12

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	—	$38,005	$3,592,743	$95	$79,288	$60,209	$3,770,340
Accrued discounts/premiums	—	156	(726)	—	—	—	(570)
Net realized gain (loss)	—	13,618	629	—	93,280	—	107,527
Net change in unrealized appreciation/depreciation	$1,205,137	(11,774)	(6,750)	—	(79,288)	—	1,107,325
Purchases	524,362	—	—	—	—	—	524,362
Sales	—	(40,000)	(70,845)	—	(93,280)	—	(204,125)
Transfers in2	—	—	—	—	—	—	—
Transfers out[2]	—	—	(567,875)	—	—	(60,208)	(628,083)
Balance, as of November 30, 2011	$1,729,499	$5	$2,947,176	$95	$—	$1	$4,676,776

[2]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(307)
Accrued discounts/premiums	602
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(134)
Purchases	—
Issuances[3]	—
Sales	—
Settlements[4]	(602)
Transfers in5	—
Transfers out[5]	—
—
Balance, as of November 30, 2011	$(441)

[3]	Issuances represent upfront cash received on certain derivative financial instruments.

[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[5]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: January 23, 2012